CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 25,053,762	$ 3,432,351	¥ 16,060,679
Restricted cash	2,684,214	367,736	3,008,428
Restricted short-term investments	2,973,120	407,316	7,485,562
Short-term investments	928,322	127,180	1,023,695
Advances to suppliers - related parties	203,056	27,819	6,555
Advances to suppliers - third parties	2,451,093	335,798	4,559,224
Inventories, net	12,509,422	1,713,784	18,215,537
Foreign exchange forward contract receivables	115,220	15,785	103,100
Prepayments and other receivables - related parties	¥ 29,817	$ 4,085	¥ 27,412
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Prepayments and other current assets	¥ 4,460,594	$ 611,099	¥ 3,402,812
Held-for-sale assets	57,502	7,878	2,003,417
Total current assets	68,865,057	9,434,475	82,945,199
Non-current assets:
Restricted long-term investments	1,328,201	181,963	1,536,198
Long-term investments	1,870,253	256,224	2,117,628
Property, plant and equipment, net	44,800,692	6,137,670	41,267,187
Land use rights, net	1,838,015	251,807	1,821,012
Intangible assets, net	461,955	63,288	569,088
Deferred tax assets	2,641,397	361,870	1,290,004
Financing lease right-of-use assets, net	0	0	82,293
Operating lease right-of-use assets, net	448,555	61,452	660,138
Advances to suppliers to be utilized beyond one year	520,376	71,291	648,377
Available-for-sale securities	150,922	20,676	104,134
Total non-current assets	56,015,301	7,674,066	52,886,626
Total assets	124,880,358	17,108,541	135,831,825
Current liabilities:
Accrued payroll and welfare expenses	2,779,196	380,748	2,798,964
Advances from a related party	0	0	3,412
Advances from third parties	5,088,596	697,135	6,961,886
Income tax payables	703,498	96,379	1,016,039
Foreign exchange forward derivatives payables	20,789	2,848	26,466
Convertible senior notes	0	0	782,969
Financing lease liabilities - current	0	0	36,587
Operating lease liabilities - current	145,663	19,956	119,344
Short-term borrowings, including current portion of long-term borrowings, and failed sale-leaseback financing	6,933,899	949,940	13,583,774
Other payables and accruals - third parties	16,572,843	2,270,474	13,436,902
Other payables and accruals - a related party	11,069	1,516	11,599
Held-for-sale liabilities	0	0	1,117,005
Total current liabilities	54,484,022	7,464,284	81,060,645
Non-current liabilities:
Long-term borrowings	20,643,272	2,828,117	11,238,806
Long-term payables	4,387,864	601,135	2,378,684
Accrued warranty costs - non-current	2,136,192	292,657	2,145,426
Operating lease liabilities - non-current	330,740	45,311	557,136
Convertible notes	8,605,579	1,178,959	4,785,480
Deferred tax liability	56,718	7,770	131,506
Total non-current liabilities	36,160,365	4,953,949	21,237,038
Total liabilities	90,644,387	12,418,233	102,297,683
Commitment and contingencies
Mezzanine Equity
Redeemable non-controlling interests	1,535,926	210,421
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 209,920,447 and 211,083,301 shares issued as of December 31, 2023 and December 31, 2024, respectively)	29	4	29
Additional paid-in capital	11,245,665	1,540,650	10,738,376
Accumulated other comprehensive income	225,141	30,844	359,584
Treasury stock, at cost; 1,360,000 and 5,574,244 ordinary shares as of December 31, 2023 and December 31, 2024	(216,507)	(29,661)	(79,282)
Retained earnings	8,644,581	1,184,302	9,137,727
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	19,898,909	2,726,139	20,156,434
Non-controlling interests	12,801,136	1,753,748	13,377,708
Total shareholders' equity	32,700,045	4,479,887	33,534,142
Total liabilities, mezzanine equity and shareholders' equity	124,880,358	17,108,541	135,831,825
Related parties
Current assets:
Accounts receivable, net - third parties	436,706	59,829	296,512
Notes receivable - third parties	108,638	14,883	1,183
Non-current assets:
Other assets - third parties	16,960	2,324	55,236
Current liabilities:
Accounts payable - third parties	0	0	21,244
Notes payable - third parties	380,269	52,097	277,000
Third parties
Current assets:
Accounts receivable, net - third parties	13,628,852	1,867,145	22,662,181
Notes receivable - third parties	3,224,739	441,787	4,088,902
Non-current assets:
Other assets - third parties	1,937,975	265,501	2,735,331
Current liabilities:
Accounts payable - third parties	11,038,668	1,512,291	15,453,922
Notes payable - third parties	¥ 10,809,532	$ 1,480,900	¥ 25,413,532